Construction in Progress (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Construction in progress [line items]
As at 1 January	¥ 1,559,401
As at 31 December	1,815,549	¥ 1,559,401
Construction in progress [member]
Construction in progress [line items]
As at 1 January	1,559,401	1,001,118
Additions	1,380,254	927,218
Transferred to property plant and equipment	(1,123,620)	(344,935)
Impairment loss	(486)	(24,000)
As at 31 December	1,815,549	1,559,401	¥ 1,001,118
Impairment loss in construction in progress	34,661	34,175
Capitalized borrowing costs	¥ 5,594	¥ 5,179	¥ 804
Weighted average rate of capitalized borrowing costs	3.35%	3.63%	2.93%